Cash, Cash Equivalents and Restricted Cash - Summary of Reconciliation of Cash And Cash Equivalents And Restricted Cash (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 6,510,140	$ 155,427
Restricted cash	50,000	25,000
Cash, cash equivalents, and restricted cash	$ 6,560,140	$ 180,427	$ 444,567